Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	May 18, 2016
Entity Registrant Name	dei_EntityRegistrantName	AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.
Central Index Key	dei_EntityCentralIndexKey	0000827060
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 18, 2016
Document Effective Date	dei_DocumentEffectiveDate	Nov. 01, 2015
Prospectus Date	rr_ProspectusDate	Nov. 01, 2015
Supplement [Text Block]	ck000077367_SupplementTextBlock

American Century Quantitative Equity Funds, Inc. Prospectus Supplement
Global Gold Fund
Supplement dated May 19, 2016 ■ Prospectus dated November 1, 2015

The following replaces the first paragraph of the Principal Investment Strategies section on page 3 of the prospectus:
The fund invests at least 80% of its net assets in companies that are engaged in mining, processing, fabricating, distributing, exploring for or otherwise dealing in gold. In selecting stocks for the fund, the portfolio managers use quantitative management techniques in a two-step process. First, the managers rank stocks from most attractive to least attractive based on an objective set of measures, including valuation, quality, and sentiment. Second, the portfolio managers use a quantitative model to build a portfolio of stocks from the ranking described above that they believe will provide the optimal balance between risk and expected return.